Taxes (Details) - Schedule of Reconciliation of Differences Between Income Tax Provision Computed Based on PRC Statutory Income Tax Rate and Actual Income Tax Provision - USD ($)		1 Months Ended	12 Months Ended
		Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022
Schedule of Reconciliation of Differences Between Income Tax Provision Computed Based on PRC Statutory Income Tax Rate and Actual Income Tax Provision [Abstract]
Income tax expense computed based on PRC statutory rate			$ 504,210	$ 709,419
Effect of rate differential for Hong Kong entities			(110,932)	(146,790)
Non-deductible expenses:
Stock-based compensation	[1]		14,649	13,543
Meals and entertainment			3,375	4,067
Change in valuation allowance		$ 158,621	(145,632)	7,037
Actual income tax provision			$ 265,670	$ 587,276

[1]	The Company’s stock-based compensation expenses were recorded under the Cayman parent company level. Pursuant to the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. As a result, stock-based compensation expenses are non-deductible expenses for income tax purposes.